Cash flow information	6 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Cash flow information	Cash flow information

(in U.S. dollars, in thousands) (a) Reconciliation of cash and cash equivalents	As of December 31, 2023	As of June 30, 2023
Cash at bank	77,144	70,920
Deposits at call	410	398
	77,554	71,318

(in U.S. dollars, in thousands)	Six Months Ended December 31,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2023	2022
Loss for the period	(32,539)	(41,370)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,443	2,190
Foreign exchange (gains)/losses	(159)	193
Finance costs	10,319	10,685
Remeasurement of contingent consideration	337	(5,989)
Remeasurement of warrant liabilities	(4,434)	712
Equity settled share-based payment	2,195	1,757
Deferred tax benefit	(102)	(126)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	2,084	(743)
Decrease/(increase) in prepayments	(131)	(424)
Decrease/(increase) in tax incentive recoverable	1,094	—
Increase/(decrease) in trade creditors and accruals	(9,500)	2,608
Increase/(decrease) in provisions	1,821	(234)
Net cash outflows used in operations	(26,572)	(30,741)